Document and Entity Information	Apr. 02, 2025
Cover [Abstract]
Entity Registrant Name	IRIDEX CORP
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001006045
Document Type	8-K
Document Period End Date	Apr. 02, 2025
Entity Incorporation State Country Code	DE
Entity File Number	0-27598
Entity Tax Identification Number	77-0210467
Entity Address, Address Line One	1212 Terra Bella Avenue
Entity Address, City or Town	Mountain View
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94043
City Area Code	(650)
Local Phone Number	940-4700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	IRIX